Form N-1A Supplement	May 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN GROWTH OPPORTUNITIES ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED FEBRUARY 27, 2026
1.
In the “Fund Summary” section for the Nuveen Growth Opportunities ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628
NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF
NUVEEN ESG 1‑5 YEAR U.S. AGGREGATE BOND ETF
NUVEEN ESG U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED NOVEMBER 28, 2025
1.
In the “Fund Summaries” section for the Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$16
3 Years	$52
5 Years	$90
10 Years	$205
2.
In the “Fund Summaries” section for the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.14%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$14
3 Years	$45
5 Years	$79
10 Years	$179
3.
In the “Fund Summaries” section for the Nuveen ESG U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.12%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$12
3 Years	$39
5 Years	$68
10 Years	$154

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED NOVEMBER 28, 2025
1.
In the “Fund Summaries” section for the Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$16
3 Years	$52
5 Years	$90
10 Years	$205

Nuveen ESG U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN ESG U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED NOVEMBER 28, 2025
3.
In the “Fund Summaries” section for the Nuveen ESG U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.12%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$12
3 Years	$39
5 Years	$68
10 Years	$154

Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN GROWTH OPPORTUNITIES ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED FEBRUARY 27, 2026

1.
In the “Fund Summary” section for the Nuveen Growth Opportunities ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN ESG 1‑5 YEAR U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED NOVEMBER 28, 2025
2.
In the “Fund Summaries” section for the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF, the tables and disclosure under the sections entitled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%[1]
Distribution and/or Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.14%[1]
[1] Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$14
3 Years	$45
5 Years	$79
10 Years	$179